Stockholders' Equity (Details Narrative) (USD $)	0 Months Ended			3 Months Ended		35 Months Ended	38 Months Ended
	Jun. 30, 2010	Aug. 27, 2009	Jul. 22, 2009	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Sep. 30, 2012	Jun. 30, 2011	Jul. 23, 2009
Preferred stock, par value				$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized				20,000,000		20,000,000	20,000,000	20,000,000
Preferred stock, shares issued				0		0	0	0
Preferred stock, shares outstanding				0		0	0	0
Common stock, par value				$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized				250,000,000		250,000,000	250,000,000	250,000,000
Common stock, shares issued				104,208,000		104,208,000	104,208,000	104,208,000
Common stock, shares outstanding				104,208,000		104,208,000	104,208,000	104,208,000
Number of common stock sold	208,000	24,000,000	80,000,000
Common stock, sale price	$ 0.0025	$ 0.0025							$ 0.0000025
Proceeds from sale of common stock	$ 520	$ 60,000	$ 200	$ 0	$ 0	$ 60,720	$ 60,720